Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficit

NOTE 9 – STOCKHOLDERS’ DEFICIT

Self-directed stock issuance 2019

During the six-months ended June 30, 2019, the Company sold securities in a self-directed offering to existing stockholders of the Company in the aggregate amount of $245,000, respectively, at $0.30 per unit. Each $0.30 unit consisted of 2 shares of restricted common stock (1,633,330 shares) and a five-year warrant to purchase 1 share of restricted common stock (816,665 warrant shares) at $0.20 per share.

Warrant exchange offering

In June 2018, the Company commenced an offering to exchange outstanding warrants for shares of common stock under a Form S-4 Registration Statement. These shares of common stock were issued to warrant holders in exchange for (i) their outstanding warrants to purchase shares of common stock at $0.625 per share, and (ii) cash payment of $0.15 per share. This offering closed on July 27, 2018, and resulted in an exchange of 9.6 million warrants and $1,440,043 in gross proceeds for 9,600,286 shares of common stock. Stock issuance costs associated with this capital raise totaled $196,006, resulting in a net total of $1,244,037 raised in this offering.

Shares outstanding

As of June 30, 2019 and December 31, 2018, the Company had a total of 136,640,761 and 133,888,573, respectively, shares of common stock outstanding.

NOTE 7 – STOCKHOLDERS’ DEFICIT

Warrant exchange offering

In June 2018, the Company commenced an offering to exchange outstanding warrants for shares of common stock under a Form S-4 Registration Statement. These shares of common stock were issued to warrant holders in exchange for (i) their outstanding warrants to purchase shares of common stock at $0.625 per share, and (ii) cash payment of $0.15 per share. This offering closed on July 27, 2018, and resulted in an exchange of 9.6 million warrants and $1,440,043 in gross proceeds for 9,600,286 shares of common stock. Stock issuance costs associated with this capital raise totaled $196,006, resulting in a net total of $1,244,037 raised in this offering.

Self-directed stock issuance

During the year ended December 31, 2017, the Company sold securities in a self-directed offering in the aggregate amount of $179,000, $3,774,456, and $124,979 at $0.08, $0.12, and $0.30, respectively, per unit. Each $0.08 unit consisted of 1 share of restricted common stock (2,237,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.16 per share. Each $0.12 unit consisted of 1 share of restricted common stock (31,453,788 shares) and a five-year warrant to purchase 1 share of restricted common stock (31,453,788 warrant shares) at $0.12 per share. Each $0.30 unit consisted of 1 share of restricted common stock (416,595 shares) and a five-year warrant to purchase 1 share of restricted common stock (416,595 warrant shares) at $0.30 per share.

Equity purchase agreement

During the year ended December 31, 2017, the Company sold 567,644 shares of common stock for $60,000, pursuant to an equity purchase agreement.

Payable settlement

In May 2017, the Company settled a payable in the amount of $44,700 with a previously engaged broker dealer through the issuance of securities at $0.08 per unit. Each unit consisted of 1 share of restricted common stock (558,750 shares), a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.16 per share.

Shares outstanding

As of December 31, 2018 and 2017, the Company had a total of 133,888,573 and 122,674,516 shares of common stock outstanding.